Offsets	Oct. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Profound Medical Corp.
Form or Filing Type	F-10
File Number	333-280236
Initial Filing Date	Jun. 14, 2024
Fee Offset Claimed	$ 11,288.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 114,999,750.00
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $114,999,750 of unsold securities (the "Unsold Securities") previously registered on the registrant's registration statement on Form F-10 (File No. 333-280236), which was initially filed with the Securities and Exchange Commission on June 14, 2024 (as amended, the "Prior Registration Statement"). The Prior Registration Statement registered securities for primary offerings in accordance with Rule 415(a)(1)(x) with a proposed maximum aggregate offering price of $150,000,000. The registrant sold an aggregate of $35,000,250 of such securities under the Prior Registration Statement, leaving the balance of $114,999,750 of Unsold Securities, in respect of which the registrant paid an aggregate registration fee of $14,724 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. No additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. A filing fee of $9,427 is paid herewith in connection with the $35,000,250 of additional securities registered hereunder. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Profound Medical Corp.
Form or Filing Type	F-10
File Number	333-280236
Filing Date	Jun. 14, 2024
Fee Paid with Fee Offset Source	$ 14,724.00